UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Multi-Asset Conservative Allocation Fund

Class A: SPDAX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.41% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,275	$9,635	$10,051	$9,930
'15	$9,623	$10,360	$10,072	$10,151
'15	$9,638	$10,297	$9,905	$10,141
'15	$9,487	$10,107	$9,958	$10,032
'16	$9,296	$9,471	$10,044	$9,939
'16	$9,232	$9,423	$10,268	$9,967
'16	$9,442	$10,136	$10,546	$10,271
'16	$9,490	$10,299	$10,686	$10,340
'16	$9,546	$10,319	$10,542	$10,377
'16	$9,649	$10,244	$10,850	$10,516
'16	$9,849	$10,700	$10,932	$10,709
'16	$9,833	$10,737	$10,879	$10,713
'16	$9,856	$10,820	$10,939	$10,738
'16	$9,743	$10,609	$10,635	$10,604
'16	$9,703	$10,724	$10,213	$10,468
'16	$9,822	$10,956	$10,166	$10,560
'17	$9,927	$11,255	$10,280	$10,639
'17	$10,105	$11,564	$10,329	$10,794
'17	$10,117	$11,701	$10,345	$10,849
'17	$10,239	$11,888	$10,461	$10,970
'17	$10,361	$12,126	$10,623	$11,096
'17	$10,324	$12,199	$10,614	$11,116
'17	$10,512	$12,534	$10,792	$11,244
'17	$10,553	$12,578	$10,899	$11,322
'17	$10,630	$12,850	$10,801	$11,363
'17	$10,695	$13,109	$10,760	$11,462
'17	$10,769	$13,366	$10,880	$11,512
'17	$10,865	$13,585	$10,918	$11,584
'18	$11,063	$14,318	$11,048	$11,714
'18	$10,766	$13,721	$10,950	$11,467
'18	$10,715	$13,465	$11,066	$11,489
'18	$10,707	$13,589	$10,889	$11,442
'18	$10,756	$13,645	$10,806	$11,491
'18	$10,730	$13,562	$10,758	$11,473
'18	$10,846	$13,933	$10,740	$11,598
'18	$10,954	$14,060	$10,752	$11,660
'18	$10,951	$14,082	$10,659	$11,638
'18	$10,459	$12,977	$10,540	$11,307
'18	$10,517	$13,157	$10,573	$11,399
'18	$10,173	$12,204	$10,787	$11,268
'19	$10,650	$13,196	$10,951	$11,622
'19	$10,809	$13,563	$10,888	$11,727
'19	$10,957	$13,701	$11,024	$11,926
'19	$11,125	$14,152	$10,991	$12,066
'19	$10,915	$13,308	$11,140	$11,963
'19	$11,274	$14,160	$11,387	$12,298
'19	$11,308	$14,201	$11,356	$12,334
'19	$11,358	$13,842	$11,587	$12,463
'19	$11,406	$14,131	$11,469	$12,510
'19	$11,534	$14,521	$11,545	$12,629
'19	$11,619	$14,882	$11,458	$12,704
'19	$11,811	$15,413	$11,524	$12,844
'20	$11,837	$15,207	$11,671	$12,943
'20	$11,486	$13,959	$11,750	$12,741
'20	$10,432	$11,945	$11,487	$12,044
'20	$10,982	$13,263	$11,712	$12,518
'20	$11,300	$13,875	$11,764	$12,826
'20	$11,468	$14,321	$11,868	$13,012
'20	$11,849	$15,062	$12,247	$13,346
'20	$12,083	$15,976	$12,228	$13,532
'20	$11,879	$15,485	$12,184	$13,399
'20	$11,766	$15,150	$12,196	$13,280
'20	$12,462	$17,073	$12,417	$13,843
'20	$12,759	$17,927	$12,584	$14,086
'21	$12,741	$17,903	$12,473	$14,015
'21	$12,813	$18,388	$12,259	$13,998
'21	$12,938	$18,862	$12,023	$14,070
'21	$13,215	$19,678	$12,175	$14,324
'21	$13,349	$19,974	$12,289	$14,417
'21	$13,493	$20,212	$12,181	$14,537
'21	$13,583	$20,309	$12,343	$14,680
'21	$13,708	$20,810	$12,291	$14,773
'21	$13,408	$19,986	$12,073	$14,488
'21	$13,687	$20,952	$12,044	$14,703
'21	$13,480	$20,384	$12,009	$14,623
'21	$13,775	$21,190	$11,992	$14,788
'22	$13,306	$20,087	$11,746	$14,382
'22	$13,066	$19,629	$11,606	$14,132
'22	$13,042	$20,029	$11,253	$13,962
'22	$12,349	$18,438	$10,636	$13,277
'22	$12,397	$18,447	$10,665	$13,347
'22	$11,787	$16,855	$10,323	$12,846
'22	$12,300	$18,056	$10,543	$13,348
'22	$11,942	$17,418	$10,127	$12,912
'22	$11,193	$15,733	$9,606	$12,199
'22	$11,417	$16,698	$9,540	$12,348
'22	$12,020	$17,966	$9,989	$13,016
'22	$11,724	$17,283	$10,043	$12,720
'23	$12,252	$18,556	$10,373	$13,292
'23	$11,910	$18,039	$10,028	$12,937
'23	$12,190	$18,476	$10,345	$13,279
'23	$12,249	$18,709	$10,391	$13,389
'23	$12,092	$18,480	$10,188	$13,248
'23	$12,354	$19,555	$10,187	$13,479
'23	$12,532	$20,303	$10,258	$13,623
'23	$12,344	$19,717	$10,117	$13,458
'23	$11,990	$18,888	$9,822	$13,072
'23	$11,771	$18,254	$9,704	$12,835
'23	$12,486	$19,939	$10,194	$13,559
'23	$13,010	$20,991	$10,617	$14,111
'24	$12,959	$21,035	$10,471	$14,148
'24	$13,061	$21,910	$10,339	$14,186
'24	$13,344	$22,602	$10,396	$14,427
'24	$12,914	$21,833	$10,134	$14,051
'24	$13,313	$22,718	$10,267	$14,404
'24	$13,412	$23,131	$10,281	$14,551
'24	$13,731	$23,614	$10,565	$14,870
'24	$13,958	$24,163	$10,815	$15,118
'24	$14,176	$24,716	$10,999	$15,357
'24	$13,803	$24,142	$10,631	$15,024
'24	$14,135	$25,082	$10,667	$15,316
'24	$13,818	$24,410	$10,438	$15,041
'25	$13,979	$25,205	$10,497	$15,237
'25	$14,097	$24,983	$10,647	$15,422
'25	$13,843	$24,018	$10,713	$15,249
'25	$13,853	$24,248	$11,028	$15,330
'25	$14,112	$25,651	$10,989	$15,557
'25	$14,464	$26,814	$11,197	$15,933
'25	$14,486	$27,172	$11,030	$15,969
'25	$14,713	$27,920	$11,191	$16,237

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.41%	4.02%	4.55%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.65%	2.79%	3.94%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.95% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-A

R-102934-2 (10/25)

DWS Multi-Asset Conservative Allocation Fund

Class C: SPDCX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Gross expense ratio as of the latest prospectus: 2.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.63% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,830	$9,635	$10,051	$9,930
'15	$10,190	$10,360	$10,072	$10,151
'15	$10,207	$10,297	$9,905	$10,141
'15	$10,036	$10,107	$9,958	$10,032
'16	$9,825	$9,471	$10,044	$9,939
'16	$9,758	$9,423	$10,268	$9,967
'16	$9,970	$10,136	$10,546	$10,271
'16	$10,012	$10,299	$10,686	$10,340
'16	$10,063	$10,319	$10,542	$10,377
'16	$10,178	$10,244	$10,850	$10,516
'16	$10,372	$10,700	$10,932	$10,709
'16	$10,347	$10,737	$10,879	$10,713
'16	$10,368	$10,820	$10,939	$10,738
'16	$10,241	$10,609	$10,635	$10,604
'16	$10,198	$10,724	$10,213	$10,468
'16	$10,312	$10,956	$10,166	$10,560
'17	$10,423	$11,255	$10,280	$10,639
'17	$10,601	$11,564	$10,329	$10,794
'17	$10,611	$11,701	$10,345	$10,849
'17	$10,731	$11,888	$10,461	$10,970
'17	$10,842	$12,126	$10,623	$11,096
'17	$10,808	$12,199	$10,614	$11,116
'17	$10,996	$12,534	$10,792	$11,244
'17	$11,030	$12,578	$10,899	$11,322
'17	$11,098	$12,850	$10,801	$11,363
'17	$11,166	$13,109	$10,760	$11,462
'17	$11,226	$13,366	$10,880	$11,512
'17	$11,322	$13,585	$10,918	$11,584
'18	$11,529	$14,318	$11,048	$11,714
'18	$11,202	$13,721	$10,950	$11,467
'18	$11,145	$13,465	$11,066	$11,489
'18	$11,128	$13,589	$10,889	$11,442
'18	$11,180	$13,645	$10,806	$11,491
'18	$11,140	$13,562	$10,758	$11,473
'18	$11,252	$13,933	$10,740	$11,598
'18	$11,364	$14,060	$10,752	$11,660
'18	$11,348	$14,082	$10,659	$11,638
'18	$10,829	$12,977	$10,540	$11,307
'18	$10,881	$13,157	$10,573	$11,399
'18	$10,530	$12,204	$10,787	$11,268
'19	$11,015	$13,196	$10,951	$11,622
'19	$11,171	$13,563	$10,888	$11,727
'19	$11,312	$13,701	$11,024	$11,926
'19	$11,485	$14,152	$10,991	$12,066
'19	$11,251	$13,308	$11,140	$11,963
'19	$11,617	$14,160	$11,387	$12,298
'19	$11,643	$14,201	$11,356	$12,334
'19	$11,687	$13,842	$11,587	$12,463
'19	$11,731	$14,131	$11,469	$12,510
'19	$11,853	$14,521	$11,545	$12,629
'19	$11,941	$14,882	$11,458	$12,704
'19	$12,124	$15,413	$11,524	$12,844
'20	$12,142	$15,207	$11,671	$12,943
'20	$11,773	$13,959	$11,750	$12,741
'20	$10,698	$11,945	$11,487	$12,044
'20	$11,252	$13,263	$11,712	$12,518
'20	$11,560	$13,875	$11,764	$12,826
'20	$11,729	$14,321	$11,868	$13,012
'20	$12,118	$15,062	$12,247	$13,346
'20	$12,339	$15,976	$12,228	$13,532
'20	$12,126	$15,485	$12,184	$13,399
'20	$12,002	$15,150	$12,196	$13,280
'20	$12,712	$17,073	$12,417	$13,843
'20	$13,000	$17,927	$12,584	$14,086
'21	$12,981	$17,903	$12,473	$14,015
'21	$13,036	$18,388	$12,259	$13,998
'21	$13,157	$18,862	$12,023	$14,070
'21	$13,439	$19,678	$12,175	$14,324
'21	$13,567	$19,974	$12,289	$14,417
'21	$13,706	$20,212	$12,181	$14,537
'21	$13,778	$20,309	$12,343	$14,680
'21	$13,906	$20,810	$12,291	$14,773
'21	$13,584	$19,986	$12,073	$14,488
'21	$13,867	$20,952	$12,044	$14,703
'21	$13,648	$20,384	$12,009	$14,623
'21	$13,930	$21,190	$11,992	$14,788
'22	$13,455	$20,087	$11,746	$14,382
'22	$13,203	$19,629	$11,606	$14,132
'22	$13,164	$20,029	$11,253	$13,962
'22	$12,465	$18,438	$10,636	$13,277
'22	$12,504	$18,447	$10,665	$13,347
'22	$11,885	$16,855	$10,323	$12,846
'22	$12,392	$18,056	$10,543	$13,348
'22	$12,021	$17,418	$10,127	$12,912
'22	$11,264	$15,733	$9,606	$12,199
'22	$11,480	$16,698	$9,540	$12,348
'22	$12,077	$17,966	$9,989	$13,016
'22	$11,776	$17,283	$10,043	$12,720
'23	$12,297	$18,556	$10,373	$13,292
'23	$11,943	$18,039	$10,028	$12,937
'23	$12,212	$18,476	$10,345	$13,279
'23	$12,271	$18,709	$10,391	$13,389
'23	$12,104	$18,480	$10,188	$13,248
'23	$12,363	$19,555	$10,187	$13,479
'23	$12,521	$20,303	$10,258	$13,623
'23	$12,333	$19,717	$10,117	$13,458
'23	$11,966	$18,888	$9,822	$13,072
'23	$11,748	$18,254	$9,704	$12,835
'23	$12,452	$19,939	$10,194	$13,559
'23	$12,959	$20,991	$10,617	$14,111
'24	$12,909	$21,035	$10,471	$14,148
'24	$13,000	$21,910	$10,339	$14,186
'24	$13,278	$22,602	$10,396	$14,427
'24	$12,840	$21,833	$10,134	$14,051
'24	$13,227	$22,718	$10,267	$14,404
'24	$13,320	$23,131	$10,281	$14,551
'24	$13,627	$23,614	$10,565	$14,870
'24	$13,842	$24,163	$10,815	$15,118
'24	$14,052	$24,716	$10,999	$15,357
'24	$13,662	$24,142	$10,631	$15,024
'24	$13,991	$25,082	$10,667	$15,316
'24	$13,672	$24,410	$10,438	$15,041
'25	$13,809	$25,205	$10,497	$15,237
'25	$13,926	$24,983	$10,647	$15,422
'25	$13,661	$24,018	$10,713	$15,249
'25	$13,671	$24,248	$11,028	$15,330
'25	$13,916	$25,651	$10,989	$15,557
'25	$14,248	$26,814	$11,197	$15,933
'25	$14,259	$27,172	$11,030	$15,969
'25	$14,483	$27,920	$11,191	$16,237

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.63%	3.26%	3.77%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.63%	3.26%	3.77%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.70% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-C

R-102934-2 (10/25)

DWS Multi-Asset Conservative Allocation Fund

Class S: SPBAX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.50%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.69% for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income while seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The S&P Target Risk Conservative Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,838	$9,635	$10,051	$9,930
'15	$10,208	$10,360	$10,072	$10,151
'15	$10,233	$10,297	$9,905	$10,141
'15	$10,061	$10,107	$9,958	$10,032
'16	$9,867	$9,471	$10,044	$9,939
'16	$9,807	$9,423	$10,268	$9,967
'16	$10,029	$10,136	$10,546	$10,271
'16	$10,080	$10,299	$10,686	$10,340
'16	$10,139	$10,319	$10,542	$10,377
'16	$10,255	$10,244	$10,850	$10,516
'16	$10,469	$10,700	$10,932	$10,709
'16	$10,451	$10,737	$10,879	$10,713
'16	$10,482	$10,820	$10,939	$10,738
'16	$10,362	$10,609	$10,635	$10,604
'16	$10,328	$10,724	$10,213	$10,468
'16	$10,443	$10,956	$10,166	$10,560
'17	$10,573	$11,255	$10,280	$10,639
'17	$10,763	$11,564	$10,329	$10,794
'17	$10,774	$11,701	$10,345	$10,849
'17	$10,904	$11,888	$10,461	$10,970
'17	$11,034	$12,126	$10,623	$11,096
'17	$11,002	$12,199	$10,614	$11,116
'17	$11,202	$12,534	$10,792	$11,244
'17	$11,246	$12,578	$10,899	$11,322
'17	$11,335	$12,850	$10,801	$11,363
'17	$11,405	$13,109	$10,760	$11,462
'17	$11,483	$13,366	$10,880	$11,512
'17	$11,585	$13,585	$10,918	$11,584
'18	$11,805	$14,318	$11,048	$11,714
'18	$11,488	$13,721	$10,950	$11,467
'18	$11,440	$13,465	$11,066	$11,489
'18	$11,431	$13,589	$10,889	$11,442
'18	$11,493	$13,645	$10,806	$11,491
'18	$11,463	$13,562	$10,758	$11,473
'18	$11,587	$13,933	$10,740	$11,598
'18	$11,703	$14,060	$10,752	$11,660
'18	$11,698	$14,082	$10,659	$11,638
'18	$11,180	$12,977	$10,540	$11,307
'18	$11,242	$13,157	$10,573	$11,399
'18	$10,881	$12,204	$10,787	$11,268
'19	$11,392	$13,196	$10,951	$11,622
'19	$11,571	$13,563	$10,888	$11,727
'19	$11,719	$13,701	$11,024	$11,926
'19	$11,908	$14,152	$10,991	$12,066
'19	$11,683	$13,308	$11,140	$11,963
'19	$12,066	$14,160	$11,387	$12,298
'19	$12,111	$14,201	$11,356	$12,334
'19	$12,166	$13,842	$11,587	$12,463
'19	$12,215	$14,131	$11,469	$12,510
'19	$12,361	$14,521	$11,545	$12,629
'19	$12,453	$14,882	$11,458	$12,704
'19	$12,658	$15,413	$11,524	$12,844
'20	$12,695	$15,207	$11,671	$12,943
'20	$12,318	$13,959	$11,750	$12,741
'20	$11,192	$11,945	$11,487	$12,044
'20	$11,783	$13,263	$11,712	$12,518
'20	$12,125	$13,875	$11,764	$12,826
'20	$12,305	$14,321	$11,868	$13,012
'20	$12,723	$15,062	$12,247	$13,346
'20	$12,974	$15,976	$12,228	$13,532
'20	$12,764	$15,485	$12,184	$13,399
'20	$12,642	$15,150	$12,196	$13,280
'20	$13,391	$17,073	$12,417	$13,843
'20	$13,710	$17,927	$12,584	$14,086
'21	$13,700	$17,903	$12,473	$14,015
'21	$13,777	$18,388	$12,259	$13,998
'21	$13,910	$18,862	$12,023	$14,070
'21	$14,219	$19,678	$12,175	$14,324
'21	$14,364	$19,974	$12,289	$14,417
'21	$14,528	$20,212	$12,181	$14,537
'21	$14,625	$20,309	$12,343	$14,680
'21	$14,760	$20,810	$12,291	$14,773
'21	$14,435	$19,986	$12,073	$14,488
'21	$14,747	$20,952	$12,044	$14,703
'21	$14,523	$20,384	$12,009	$14,623
'21	$14,840	$21,190	$11,992	$14,788
'22	$14,344	$20,087	$11,746	$14,382
'22	$14,085	$19,629	$11,606	$14,132
'22	$14,058	$20,029	$11,253	$13,962
'22	$13,320	$18,438	$10,636	$13,277
'22	$13,372	$18,447	$10,665	$13,347
'22	$12,720	$16,855	$10,323	$12,846
'22	$13,275	$18,056	$10,543	$13,348
'22	$12,888	$17,418	$10,127	$12,912
'22	$12,086	$15,733	$9,606	$12,199
'22	$12,328	$16,698	$9,540	$12,348
'22	$12,980	$17,966	$9,989	$13,016
'22	$12,668	$17,283	$10,043	$12,720
'23	$13,240	$18,556	$10,373	$13,292
'23	$12,869	$18,039	$10,028	$12,937
'23	$13,170	$18,476	$10,345	$13,279
'23	$13,245	$18,709	$10,391	$13,389
'23	$13,085	$18,480	$10,188	$13,248
'23	$13,366	$19,555	$10,187	$13,479
'23	$13,548	$20,303	$10,258	$13,623
'23	$13,356	$19,717	$10,117	$13,458
'23	$12,969	$18,888	$9,822	$13,072
'23	$12,742	$18,254	$9,704	$12,835
'23	$13,529	$19,939	$10,194	$13,559
'23	$14,084	$20,991	$10,617	$14,111
'24	$14,040	$21,035	$10,471	$14,148
'24	$14,150	$21,910	$10,339	$14,186
'24	$14,455	$22,602	$10,396	$14,427
'24	$13,999	$21,833	$10,134	$14,051
'24	$14,433	$22,718	$10,267	$14,404
'24	$14,549	$23,131	$10,281	$14,551
'24	$14,896	$23,614	$10,565	$14,870
'24	$15,142	$24,163	$10,815	$15,118
'24	$15,389	$24,716	$10,999	$15,357
'24	$14,972	$24,142	$10,631	$15,024
'24	$15,344	$25,082	$10,667	$15,316
'24	$15,009	$24,410	$10,438	$15,041
'25	$15,172	$25,205	$10,497	$15,237
'25	$15,312	$24,983	$10,647	$15,422
'25	$15,034	$24,018	$10,713	$15,249
'25	$15,058	$24,248	$11,028	$15,330
'25	$15,339	$25,651	$10,989	$15,557
'25	$15,720	$26,814	$11,197	$15,933
'25	$15,744	$27,172	$11,030	$15,969
'25	$16,004	$27,920	$11,191	$16,237

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.69%	4.29%	4.81%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.70% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMACAT-TSRA-S

R-102934-2 (10/25)

DWS Multi-Asset Moderate Allocation Fund

Class A: PLUSX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.73%

Gross expense ratio as of the latest prospectus: 1.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.17% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,253	$9,635	$10,051	$9,894
'15	$9,645	$10,360	$10,072	$10,182
'15	$9,684	$10,297	$9,905	$10,175
'15	$9,453	$10,107	$9,958	$10,052
'16	$9,061	$9,471	$10,044	$9,893
'16	$8,801	$9,423	$10,268	$9,901
'16	$9,132	$10,136	$10,546	$10,263
'16	$9,172	$10,299	$10,686	$10,341
'16	$9,252	$10,319	$10,542	$10,383
'16	$9,262	$10,244	$10,850	$10,495
'16	$9,533	$10,700	$10,932	$10,721
'16	$9,543	$10,737	$10,879	$10,731
'16	$9,563	$10,820	$10,939	$10,766
'16	$9,463	$10,609	$10,635	$10,621
'16	$9,573	$10,724	$10,213	$10,522
'16	$9,694	$10,956	$10,166	$10,633
'17	$9,811	$11,255	$10,280	$10,744
'17	$10,013	$11,564	$10,329	$10,920
'17	$10,024	$11,701	$10,345	$10,991
'17	$10,152	$11,888	$10,461	$11,123
'17	$10,279	$12,126	$10,623	$11,268
'17	$10,290	$12,199	$10,614	$11,297
'17	$10,503	$12,534	$10,792	$11,452
'17	$10,513	$12,578	$10,899	$11,524
'17	$10,652	$12,850	$10,801	$11,598
'17	$10,769	$13,109	$10,760	$11,721
'17	$10,918	$13,366	$10,880	$11,796
'17	$11,032	$13,585	$10,918	$11,885
'18	$11,391	$14,318	$11,048	$12,093
'18	$10,998	$13,721	$10,950	$11,795
'18	$10,908	$13,465	$11,066	$11,795
'18	$10,964	$13,589	$10,889	$11,759
'18	$11,021	$13,645	$10,806	$11,809
'18	$10,998	$13,562	$10,758	$11,782
'18	$11,178	$13,933	$10,740	$11,945
'18	$11,313	$14,060	$10,752	$12,013
'18	$11,324	$14,082	$10,659	$11,998
'18	$10,650	$12,977	$10,540	$11,574
'18	$10,740	$13,157	$10,573	$11,680
'18	$10,187	$12,204	$10,787	$11,443
'19	$10,816	$13,196	$10,951	$11,877
'19	$11,018	$13,563	$10,888	$12,014
'19	$11,136	$13,701	$11,024	$12,211
'19	$11,385	$14,152	$10,991	$12,393
'19	$10,982	$13,308	$11,140	$12,197
'19	$11,456	$14,160	$11,387	$12,597
'19	$11,492	$14,201	$11,356	$12,628
'19	$11,456	$13,842	$11,587	$12,708
'19	$11,587	$14,131	$11,469	$12,789
'19	$11,777	$14,521	$11,545	$12,947
'19	$11,919	$14,882	$11,458	$13,052
'19	$12,197	$15,413	$11,524	$13,240
'20	$12,159	$15,207	$11,671	$13,294
'20	$11,582	$13,959	$11,750	$12,967
'20	$10,240	$11,945	$11,487	$12,100
'20	$10,917	$13,263	$11,712	$12,671
'20	$11,256	$13,875	$11,764	$13,029
'20	$11,444	$14,321	$11,868	$13,246
'20	$11,908	$15,062	$12,247	$13,633
'20	$12,272	$15,976	$12,228	$13,915
'20	$11,984	$15,485	$12,184	$13,737
'20	$11,821	$15,150	$12,196	$13,587
'20	$12,787	$17,073	$12,417	$14,306
'20	$13,197	$17,927	$12,584	$14,620
'21	$13,210	$17,903	$12,473	$14,552
'21	$13,393	$18,388	$12,259	$14,599
'21	$13,641	$18,862	$12,023	$14,737
'21	$14,073	$19,678	$12,175	$15,055
'21	$14,269	$19,974	$12,289	$15,177
'21	$14,439	$20,212	$12,181	$15,306
'21	$14,531	$20,309	$12,343	$15,453
'21	$14,727	$20,810	$12,291	$15,588
'21	$14,295	$19,986	$12,073	$15,239
'21	$14,779	$20,952	$12,044	$15,546
'21	$14,465	$20,384	$12,009	$15,421
'21	$14,945	$21,190	$11,992	$15,660
'22	$14,342	$20,087	$11,746	$15,193
'22	$14,127	$19,629	$11,606	$14,905
'22	$14,271	$20,029	$11,253	$14,793
'22	$13,439	$18,438	$10,636	$14,005
'22	$13,482	$18,447	$10,665	$14,085
'22	$12,650	$16,855	$10,323	$13,465
'22	$13,310	$18,056	$10,543	$14,050
'22	$12,894	$17,418	$10,127	$13,570
'22	$11,933	$15,733	$9,606	$12,747
'22	$12,406	$16,698	$9,540	$12,994
'22	$13,123	$17,966	$9,989	$13,756
'22	$12,702	$17,283	$10,043	$13,403
'23	$13,396	$18,556	$10,373	$14,066
'23	$12,997	$18,039	$10,028	$13,677
'23	$13,278	$18,476	$10,345	$14,045
'23	$13,352	$18,709	$10,391	$14,178
'23	$13,145	$18,480	$10,188	$14,020
'23	$13,603	$19,555	$10,187	$14,346
'23	$13,913	$20,303	$10,258	$14,552
'23	$13,617	$19,717	$10,117	$14,340
'23	$13,174	$18,888	$9,822	$13,898
'23	$12,909	$18,254	$9,704	$13,626
'23	$13,839	$19,939	$10,194	$14,456
'23	$14,466	$20,991	$10,617	$15,066
'24	$14,435	$21,035	$10,471	$15,102
'24	$14,747	$21,910	$10,339	$15,232
'24	$15,169	$22,602	$10,396	$15,529
'24	$14,559	$21,833	$10,134	$15,103
'24	$15,122	$22,718	$10,267	$15,530
'24	$15,231	$23,131	$10,281	$15,701
'24	$15,591	$23,614	$10,565	$16,040
'24	$15,872	$24,163	$10,815	$16,325
'24	$16,137	$24,716	$10,999	$16,596
'24	$15,669	$24,142	$10,631	$16,232
'24	$16,184	$25,082	$10,667	$16,589
'24	$15,704	$24,410	$10,438	$16,267
'25	$15,948	$25,205	$10,497	$16,520
'25	$16,014	$24,983	$10,647	$16,684
'25	$15,616	$24,018	$10,713	$16,444
'25	$15,616	$24,248	$11,028	$16,534
'25	$16,125	$25,651	$10,989	$16,878
'25	$16,611	$26,814	$11,197	$17,343
'25	$16,678	$27,172	$11,030	$17,403
'25	$17,009	$27,920	$11,191	$17,730

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.17%	6.75%	6.08%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	1.01%	5.49%	5.46%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.06% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-A

R-102579-2 (10/25)

DWS Multi-Asset Moderate Allocation Fund

Class C: PLSCX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.48%

Gross expense ratio as of the latest prospectus: 2.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.41% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,807	$9,635	$10,051	$9,894
'15	$10,221	$10,360	$10,072	$10,182
'15	$10,252	$10,297	$9,905	$10,175
'15	$10,013	$10,107	$9,958	$10,052
'16	$9,588	$9,471	$10,044	$9,893
'16	$9,302	$9,423	$10,268	$9,901
'16	$9,641	$10,136	$10,546	$10,263
'16	$9,684	$10,299	$10,686	$10,341
'16	$9,758	$10,319	$10,542	$10,383
'16	$9,769	$10,244	$10,850	$10,495
'16	$10,044	$10,700	$10,932	$10,721
'16	$10,044	$10,737	$10,879	$10,731
'16	$10,076	$10,820	$10,939	$10,766
'16	$9,949	$10,609	$10,635	$10,621
'16	$10,066	$10,724	$10,213	$10,522
'16	$10,191	$10,956	$10,166	$10,633
'17	$10,302	$11,255	$10,280	$10,744
'17	$10,515	$11,564	$10,329	$10,920
'17	$10,515	$11,701	$10,345	$10,991
'17	$10,637	$11,888	$10,461	$11,123
'17	$10,760	$12,126	$10,623	$11,268
'17	$10,771	$12,199	$10,614	$11,297
'17	$10,983	$12,534	$10,792	$11,452
'17	$10,983	$12,578	$10,899	$11,524
'17	$11,128	$12,850	$10,801	$11,598
'17	$11,251	$13,109	$10,760	$11,721
'17	$11,396	$13,366	$10,880	$11,796
'17	$11,507	$13,585	$10,918	$11,885
'18	$11,869	$14,318	$11,048	$12,093
'18	$11,460	$13,721	$10,950	$11,795
'18	$11,355	$13,465	$11,066	$11,795
'18	$11,402	$13,589	$10,889	$11,759
'18	$11,460	$13,645	$10,806	$11,809
'18	$11,425	$13,562	$10,758	$11,782
'18	$11,612	$13,933	$10,740	$11,945
'18	$11,729	$14,060	$10,752	$12,013
'18	$11,741	$14,082	$10,659	$11,998
'18	$11,039	$12,977	$10,540	$11,574
'18	$11,121	$13,157	$10,573	$11,680
'18	$10,549	$12,204	$10,787	$11,443
'19	$11,186	$13,196	$10,951	$11,877
'19	$11,394	$13,563	$10,888	$12,014
'19	$11,504	$13,701	$11,024	$12,211
'19	$11,749	$14,152	$10,991	$12,393
'19	$11,333	$13,308	$11,140	$12,197
'19	$11,811	$14,160	$11,387	$12,597
'19	$11,835	$14,201	$11,356	$12,628
'19	$11,798	$13,842	$11,587	$12,708
'19	$11,921	$14,131	$11,469	$12,789
'19	$12,105	$14,521	$11,545	$12,947
'19	$12,252	$14,882	$11,458	$13,052
'19	$12,529	$15,413	$11,524	$13,240
'20	$12,478	$15,207	$11,671	$13,294
'20	$11,873	$13,959	$11,750	$12,967
'20	$10,497	$11,945	$11,487	$12,100
'20	$11,179	$13,263	$11,712	$12,671
'20	$11,526	$13,875	$11,764	$13,029
'20	$11,719	$14,321	$11,868	$13,246
'20	$12,182	$15,062	$12,247	$13,633
'20	$12,542	$15,976	$12,228	$13,915
'20	$12,246	$15,485	$12,184	$13,737
'20	$12,066	$15,150	$12,196	$13,587
'20	$13,044	$17,073	$12,417	$14,306
'20	$13,453	$17,927	$12,584	$14,620
'21	$13,453	$17,903	$12,473	$14,552
'21	$13,639	$18,388	$12,259	$14,599
'21	$13,879	$18,862	$12,023	$14,737
'21	$14,305	$19,678	$12,175	$15,055
'21	$14,504	$19,974	$12,289	$15,177
'21	$14,664	$20,212	$12,181	$15,306
'21	$14,744	$20,309	$12,343	$15,453
'21	$14,943	$20,810	$12,291	$15,588
'21	$14,504	$19,986	$12,073	$15,239
'21	$14,970	$20,952	$12,044	$15,546
'21	$14,651	$20,384	$12,009	$15,421
'21	$15,131	$21,190	$11,992	$15,660
'22	$14,509	$20,087	$11,746	$15,193
'22	$14,277	$19,629	$11,606	$14,905
'22	$14,407	$20,029	$11,253	$14,793
'22	$13,567	$18,438	$10,636	$14,005
'22	$13,596	$18,447	$10,665	$14,085
'22	$12,757	$16,855	$10,323	$13,465
'22	$13,408	$18,056	$10,543	$14,050
'22	$12,988	$17,418	$10,127	$13,570
'22	$12,018	$15,733	$9,606	$12,747
'22	$12,482	$16,698	$9,540	$12,994
'22	$13,191	$17,966	$9,989	$13,756
'22	$12,756	$17,283	$10,043	$13,403
'23	$13,452	$18,556	$10,373	$14,066
'23	$13,038	$18,039	$10,028	$13,677
'23	$13,319	$18,476	$10,345	$14,045
'23	$13,378	$18,709	$10,391	$14,178
'23	$13,171	$18,480	$10,188	$14,020
'23	$13,615	$19,555	$10,187	$14,346
'23	$13,911	$20,303	$10,258	$14,552
'23	$13,615	$19,717	$10,117	$14,340
'23	$13,171	$18,888	$9,822	$13,898
'23	$12,890	$18,254	$9,704	$13,626
'23	$13,807	$19,939	$10,194	$14,456
'23	$14,414	$20,991	$10,617	$15,066
'24	$14,383	$21,035	$10,471	$15,102
'24	$14,693	$21,910	$10,339	$15,232
'24	$15,097	$22,602	$10,396	$15,529
'24	$14,491	$21,833	$10,134	$15,103
'24	$15,035	$22,718	$10,267	$15,530
'24	$15,128	$23,131	$10,281	$15,701
'24	$15,470	$23,614	$10,565	$16,040
'24	$15,734	$24,163	$10,815	$16,325
'24	$15,998	$24,716	$10,999	$16,596
'24	$15,532	$24,142	$10,631	$16,232
'24	$16,013	$25,082	$10,667	$16,589
'24	$15,522	$24,410	$10,438	$16,267
'25	$15,761	$25,205	$10,497	$16,520
'25	$15,827	$24,983	$10,647	$16,684
'25	$15,434	$24,018	$10,713	$16,444
'25	$15,434	$24,248	$11,028	$16,534
'25	$15,914	$25,651	$10,989	$16,878
'25	$16,394	$26,814	$11,197	$17,343
'25	$16,415	$27,172	$11,030	$17,403
'25	$16,742	$27,920	$11,191	$17,730

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.41%	5.95%	5.29%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.65%	5.95%	5.29%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.81% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-C

R-102579-2 (10/25)

DWS Multi-Asset Moderate Allocation Fund

Class S: PPLSX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.48%

Gross expense ratio as of the latest prospectus: 1.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.49% for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Fund Performance

MSCI ACWI All Cap Index captures large, mid, small and micro-cap representation across Developed Markets countries and large, mid and small cap representation across Emerging Markets countries. The index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The S&P Target Risk Moderate Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,817	$9,635	$10,051	$9,894
'15	$10,245	$10,360	$10,072	$10,182
'15	$10,277	$10,297	$9,905	$10,175
'15	$10,047	$10,107	$9,958	$10,052
'16	$9,630	$9,471	$10,044	$9,893
'16	$9,353	$9,423	$10,268	$9,901
'16	$9,705	$10,136	$10,546	$10,263
'16	$9,748	$10,299	$10,686	$10,341
'16	$9,833	$10,319	$10,542	$10,383
'16	$9,854	$10,244	$10,850	$10,495
'16	$10,132	$10,700	$10,932	$10,721
'16	$10,153	$10,737	$10,879	$10,731
'16	$10,185	$10,820	$10,939	$10,766
'16	$10,068	$10,609	$10,635	$10,621
'16	$10,185	$10,724	$10,213	$10,522
'16	$10,330	$10,956	$10,166	$10,633
'17	$10,455	$11,255	$10,280	$10,744
'17	$10,670	$11,564	$10,329	$10,920
'17	$10,682	$11,701	$10,345	$10,991
'17	$10,818	$11,888	$10,461	$11,123
'17	$10,954	$12,126	$10,623	$11,268
'17	$10,966	$12,199	$10,614	$11,297
'17	$11,193	$12,534	$10,792	$11,452
'17	$11,204	$12,578	$10,899	$11,524
'17	$11,363	$12,850	$10,801	$11,598
'17	$11,499	$13,109	$10,760	$11,721
'17	$11,658	$13,366	$10,880	$11,796
'17	$11,775	$13,585	$10,918	$11,885
'18	$12,159	$14,318	$11,048	$12,093
'18	$11,751	$13,721	$10,950	$11,795
'18	$11,655	$13,465	$11,066	$11,795
'18	$11,715	$13,589	$10,889	$11,759
'18	$11,787	$13,645	$10,806	$11,809
'18	$11,751	$13,562	$10,758	$11,782
'18	$11,955	$13,933	$10,740	$11,945
'18	$12,099	$14,060	$10,752	$12,013
'18	$12,111	$14,082	$10,659	$11,998
'18	$11,390	$12,977	$10,540	$11,574
'18	$11,499	$13,157	$10,573	$11,680
'18	$10,912	$12,204	$10,787	$11,443
'19	$11,573	$13,196	$10,951	$11,877
'19	$11,802	$13,563	$10,888	$12,014
'19	$11,929	$13,701	$11,024	$12,211
'19	$12,196	$14,152	$10,991	$12,393
'19	$11,764	$13,308	$11,140	$12,197
'19	$12,273	$14,160	$11,387	$12,597
'19	$12,311	$14,201	$11,356	$12,628
'19	$12,273	$13,842	$11,587	$12,708
'19	$12,425	$14,131	$11,469	$12,789
'19	$12,629	$14,521	$11,545	$12,947
'19	$12,794	$14,882	$11,458	$13,052
'19	$13,087	$15,413	$11,524	$13,240
'20	$13,047	$15,207	$11,671	$13,294
'20	$12,426	$13,959	$11,750	$12,967
'20	$10,996	$11,945	$11,487	$12,100
'20	$11,711	$13,263	$11,712	$12,671
'20	$12,089	$13,875	$11,764	$13,029
'20	$12,305	$14,321	$11,868	$13,246
'20	$12,804	$15,062	$12,247	$13,633
'20	$13,195	$15,976	$12,228	$13,915
'20	$12,885	$15,485	$12,184	$13,737
'20	$12,710	$15,150	$12,196	$13,587
'20	$13,748	$17,073	$12,417	$14,306
'20	$14,198	$17,927	$12,584	$14,620
'21	$14,212	$17,903	$12,473	$14,552
'21	$14,409	$18,388	$12,259	$14,599
'21	$14,677	$18,862	$12,023	$14,737
'21	$15,142	$19,678	$12,175	$15,055
'21	$15,368	$19,974	$12,289	$15,177
'21	$15,551	$20,212	$12,181	$15,306
'21	$15,650	$20,309	$12,343	$15,453
'21	$15,861	$20,810	$12,291	$15,588
'21	$15,410	$19,986	$12,073	$15,239
'21	$15,932	$20,952	$12,044	$15,546
'21	$15,593	$20,384	$12,009	$15,421
'21	$16,123	$21,190	$11,992	$15,660
'22	$15,472	$20,087	$11,746	$15,193
'22	$15,239	$19,629	$11,606	$14,905
'22	$15,394	$20,029	$11,253	$14,793
'22	$14,495	$18,438	$10,636	$14,005
'22	$14,541	$18,447	$10,665	$14,085
'22	$13,658	$16,855	$10,323	$13,465
'22	$14,371	$18,056	$10,543	$14,050
'22	$13,937	$17,418	$10,127	$13,570
'22	$12,898	$15,733	$9,606	$12,747
'22	$13,410	$16,698	$9,540	$12,994
'22	$14,185	$17,966	$9,989	$13,756
'22	$13,732	$17,283	$10,043	$13,403
'23	$14,501	$18,556	$10,373	$14,066
'23	$14,053	$18,039	$10,028	$13,677
'23	$14,373	$18,476	$10,345	$14,045
'23	$14,453	$18,709	$10,391	$14,178
'23	$14,229	$18,480	$10,188	$14,020
'23	$14,725	$19,555	$10,187	$14,346
'23	$15,061	$20,303	$10,258	$14,552
'23	$14,741	$19,717	$10,117	$14,340
'23	$14,277	$18,888	$9,822	$13,898
'23	$13,988	$18,254	$9,704	$13,626
'23	$14,997	$19,939	$10,194	$14,456
'23	$15,666	$20,991	$10,617	$15,066
'24	$15,649	$21,035	$10,471	$15,102
'24	$16,006	$21,910	$10,339	$15,232
'24	$16,447	$22,602	$10,396	$15,529
'24	$15,802	$21,833	$10,134	$15,103
'24	$16,396	$22,718	$10,267	$15,530
'24	$16,532	$23,131	$10,281	$15,701
'24	$16,922	$23,614	$10,565	$16,040
'24	$17,228	$24,163	$10,815	$16,325
'24	$17,516	$24,716	$10,999	$16,596
'24	$17,024	$24,142	$10,631	$16,232
'24	$17,567	$25,082	$10,667	$16,589
'24	$17,048	$24,410	$10,438	$16,267
'25	$17,337	$25,205	$10,497	$16,520
'25	$17,409	$24,983	$10,647	$16,684
'25	$16,975	$24,018	$10,713	$16,444
'25	$16,999	$24,248	$11,028	$16,534
'25	$17,530	$25,651	$10,989	$16,878
'25	$18,085	$26,814	$11,197	$17,343
'25	$18,133	$27,172	$11,030	$17,403
'25	$18,519	$27,920	$11,191	$17,730

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.49%	7.01%	6.36%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.81% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMAMAT-TSRA-S

R-102579-2 (10/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Multi-Asset Conservative Allocation Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$48,851	$0	$7,629	$0
2024	$48,851	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

DWS Multi-Asset Moderate Allocation Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$48,166	$0	$7,629	$0
2024	$48,166	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2025
Annual Financial Statements and Other Information
DWS Multi-Asset Conservative
Allocation Fund
DWS Multi-Asset Moderate Allocation Fund

Contents
3	Investment Portfolios
13	Statements of Assets and Liabilities
15	Statements of Operations
17	Statements of Changes in Net Assets
19	Financial Highlights
25	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
45	Tax Information
46	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Investment Portfoliosas of August 31, 2025
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 28.6%
DWS Emerging Markets Equity Fund “Institutional” (a)	51,061	1,066,149
DWS Equity 500 Index Fund “Institutional” (a)	73,783	12,832,386
DWS RREEF Global Infrastructure Fund “Institutional” (a)	46,222	765,895
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	169,783	1,246,208
DWS RREEF Real Estate Securities Fund “Institutional” (a)	5,600	121,790
DWS Small Cap Core Fund “S” (a)	21,877	1,204,553
Total Equity — Equity Funds (Cost $14,006,201)		17,236,981
Equity — Exchange-Traded Funds 5.3%
iShares Core MSCI Europe ETF	27,069	1,806,585
iShares MSCI Japan ETF	4,088	320,009
iShares MSCI Pacific ex Japan ETF	6,141	316,568
Vanguard S&P 500 ETF	779	462,009
Xtrackers RREEF Global Natural Resources ETF (b)	11,773	316,567
Total Equity — Exchange-Traded Funds (Cost $2,307,971)		3,221,738
Fixed Income — Bond Funds 9.7%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	112,422	658,794
DWS High Income Fund “Institutional” (a)	1,161,505	5,203,541
Total Fixed Income — Bond Funds (Cost $5,563,610)		5,862,335
Fixed Income — Exchange-Traded Funds 55.9%
iShares GNMA Bond ETF	171,789	7,605,099
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,053	3,958,619
iShares JP Morgan USD Emerging Markets Bond ETF	37,945	3,571,383
iShares U.S. Treasury Bond ETF	226,006	5,194,748
VanEck JP Morgan EM Local Currency Bond ETF	36,724	931,321
Vanguard Intermediate-Term Corporate Bond ETF	80,606	6,724,152
Vanguard Total International Bond ETF	117,276	5,782,880
Total Fixed Income — Exchange-Traded Funds (Cost $33,252,159)		33,768,202

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	3

DWS Multi-Asset Conservative Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.104% (c), 9/11/2025 (d) (Cost $285,474)	285,800	285,497

	Shares	Value ($)
Fixed Income — Money Market Funds 0.2%
DWS Central Cash Management Government Fund, 4.38% (a) (e), 1/1/2030 (Cost $152,150)	152,150	152,150

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,567,565)	100.2	60,526,903
Other Assets and Liabilities, Net	(0.2)	(119,876)
Net Assets	100.0	60,407,027
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2025 are as follows:
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Equity — Equity Funds 28.6%
DWS Core Equity Fund “Institutional” (a)
5,823,201	9,440	5,878,794	3,749,706	(3,703,553)	9,440	—	—	—
DWS Emerging Markets Equity Fund “Institutional” (a)
2,129,792	4,523	1,328,001	203,396	56,439	4,523	—	51,061	1,066,149
DWS Equity 500 Index Fund “Institutional” (a)
—	10,704,087	—	—	2,128,299	30,087	—	73,783	12,832,386
DWS ESG Core Equity Fund “Institutional” (a)
8,729,140	—	8,907,732	3,088,599	(2,910,007)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
1,089,901	333,089	699,100	67,042	(25,037)	19,882	30,208	46,222	765,895
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
979,646	1,271,097	978,000	(9,600)	(16,935)	25,796	—	169,783	1,246,208
DWS RREEF Real Estate Securities Fund “Institutional” (a)
713,644	15,643	563,000	38,275	(82,772)	15,643	—	5,600	121,790
The accompanying notes are an integral part of the financial statements.

4	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
DWS Small Cap Core Fund “S” (a)
899,053	187,898	—	—	117,602	6,291	7,606	21,877	1,204,553
Equity —Exchange-Traded Funds 0.5%
Xtrackers RREEF Global Natural Resources ETF (b)
—	487,761	171,809	(5,438)	6,053	3,291	—	11,773	316,567
Xtrackers S&P 500 Scored & Screened ETF (b)
—	13,804,538	13,254,657	(549,881)	—	62,273	—	—	—
Fixed Income — Bond Funds 9.7%
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
884,342	218,105	464,000	(44,831)	65,178	19,104	—	112,422	658,794
DWS High Income Fund “Institutional” (a)
3,851,757	2,173,659	848,000	658	25,467	253,659	—	1,161,505	5,203,541
Fixed Income — Money Market Funds 0.3%
DWS Central Cash Management Government Fund, 4.38% (a) (e)
2,701,449	11,099,986	13,649,285	—	—	56,110	—	152,150	152,150
27,801,925	40,309,826	46,742,378	6,537,926	(4,339,266)	506,099	37,814	1,806,176	23,568,033
During the year ended August 31, 2025, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $29,209,840 and $33,093,093, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $25,565,929 and $24,407,936, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At August 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
At August 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/31/2025	9	1,875,327	1,876,852	1,525
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	5

DWS Multi-Asset Conservative Allocation Fund
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Year U.S. Treasury Note	USD	12/31/2025	18	3,831,020	3,836,953	5,933
5 Year U.S. Treasury Note	USD	12/31/2025	2	218,286	218,937	651
U.S. Treasury Long Bond	USD	12/19/2025	7	797,909	799,750	1,841
Ultra Long U.S. Treasury Bond	USD	12/19/2025	6	699,064	699,375	311
Total unrealized appreciation						10,261
At August 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2025	27	3,024,773	3,037,500	(12,727)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	15	1,708,789	1,716,094	(7,305)
Total unrealized depreciation						(20,032)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$17,236,981	$—	$—	$17,236,981
Equity — Exchange-Traded Funds	3,221,738	—	—	3,221,738
Fixed Income — Bond Funds	5,862,335	—	—	5,862,335
Fixed Income — Exchange-Traded Funds	33,768,202	—	—	33,768,202
Government & Agency Obligations	—	285,497	—	285,497
Fixed Income — Money Market Funds	152,150	—	—	152,150
Derivatives (a)
Futures Contracts	10,261	—	—	10,261
Total	$60,251,667	$285,497	$—	$60,537,164

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(20,032)	$—	$—	$(20,032)
Total	$(20,032)	$—	$—	$(20,032)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	7

DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)
Equity — Equity Funds 50.6%
DWS Emerging Markets Equity Fund “Institutional” (a)	54,321	1,134,217
DWS Equity 500 Index Fund “Institutional” (a)	43,178	7,509,456
DWS RREEF Global Infrastructure Fund “Institutional” (a)	39,240	650,201
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)	102,171	749,936
DWS RREEF Real Estate Securities Fund “Institutional” (a)	2,441	53,097
DWS Small Cap Core Fund “S” (a)	10,650	586,409
Total Equity — Equity Funds (Cost $8,715,906)		10,683,316
Equity — Exchange-Traded Funds 14.7%
iShares Core MSCI Europe ETF	18,488	1,233,889
iShares MSCI Japan ETF	5,792	453,398
iShares MSCI Pacific ex Japan ETF	4,158	214,345
iShares Russell 2000 ETF	971	228,350
Vanguard S&P 500 ETF	1,444	856,408
Xtrackers RREEF Global Natural Resources ETF (b)	4,266	114,709
Total Equity — Exchange-Traded Funds (Cost $2,386,933)		3,101,099
Fixed Income — Bond Funds 6.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	9	66
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	54,653	320,269
DWS High Income Fund “Institutional” (a)	247,700	1,109,695
Total Fixed Income — Bond Funds (Cost $1,362,963)		1,430,030
Fixed Income — Exchange-Traded Funds 27.5%
iShares Core International Aggregate Bond ETF	13,486	688,460
iShares GNMA Bond ETF	29,582	1,309,595
iShares JP Morgan USD Emerging Markets Bond ETF	8,229	774,513
iShares U.S. Treasury Bond ETF	43,317	995,641
VanEck JP Morgan EM Local Currency Bond ETF	6,363	161,366
Vanguard Intermediate-Term Corporate Bond ETF	22,549	1,881,038
Total Fixed Income — Exchange-Traded Funds (Cost $5,665,325)		5,810,613

The accompanying notes are an integral part of the financial statements.

8	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.103% (c), 9/11/2025 (d) (Cost $127,455)	127,600	127,465

	Shares	Value ($)
Fixed Income — Money Market Funds 0.1%
DWS Central Cash Management Government Fund, 4.38% (a) (e), 1/1/2030 (Cost $24,074)	24,074	24,074

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,282,656)	100.3	21,176,597
Other Assets and Liabilities, Net	(0.3)	(65,440)
Net Assets	100.0	21,111,157
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2025 are as follows:
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Equity — Equity Funds 50.6%
DWS Core Equity Fund “Institutional” (a)
6,901,618	12,689	6,998,876	4,543,278	(4,458,709)	12,689	—	—	—
DWS Emerging Markets Equity Fund “Institutional” (a)
1,065,981	89,147	138,000	6,013	111,076	2,147	—	54,321	1,134,217
DWS Equity 500 Index Fund “Institutional” (a)
—	6,266,607	—	—	1,242,849	17,607	—	43,178	7,509,456
DWS ESG Core Equity Fund “Institutional” (a)
961,235	—	980,901	25,901	(6,235)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
817,609	238,330	436,400	41,233	(10,571)	16,304	26,025	39,240	650,201
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
769,558	759,199	756,000	(1,258)	(21,563)	16,499	—	102,171	749,936
DWS RREEF Real Estate Securities Fund “Institutional” (a)
391,586	101,003	407,000	29,079	(61,571)	10,403	—	2,441	53,097
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	9

DWS Multi-Asset Moderate Allocation Fund
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
DWS Small Cap Core Fund “S” (a)
521,898	8,067	—	—	56,444	3,652	4,416	10,650	586,409
Equity —Exchange-Traded Funds 0.5%
Xtrackers RREEF Global Natural Resources ETF (b)
—	286,505	169,591	(6,297)	4,092	2,266	—	4,266	114,709
Xtrackers S&P 500 Scored & Screened ETF (b)
—	7,409,249	7,115,427	(293,822)	—	33,418	—	—	—
Fixed Income — Bond Funds 6.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
55	4	—	—	7	4	—	9	66
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
478,216	125,053	292,000	(15,317)	24,317	9,053	—	54,653	320,269
DWS High Income Fund “Institutional” (a)
756,114	516,712	169,000	1,786	4,083	50,713	—	247,700	1,109,695
Fixed Income — Money Market Funds 0.1%
DWS Central Cash Management Government Fund, 4.38% (a) (e)
217,963	6,984,681	7,178,570	—	—	20,180	—	24,074	24,074
12,881,833	22,797,246	24,641,765	4,330,596	(3,115,781)	194,935	30,441	582,703	12,252,129
During the year ended August 31, 2025 purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $15,812,567 and $17,463,195, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $11,980,321 and $11,573,662, respectively.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At August 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor’s
The accompanying notes are an integral part of the financial statements.

10	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund
At August 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/31/2025	4	833,479	834,156	677
5 Year U.S. Treasury Note	USD	12/31/2025	6	654,858	656,812	1,954
EURO STOXX 50 Index	EUR	9/19/2025	4	249,840	250,920	1,080
U.S. Treasury Long Bond	USD	12/19/2025	1	113,987	114,250	263
Ultra Long U.S. Treasury Bond	USD	12/19/2025	3	349,532	349,688	156
Total unrealized appreciation						4,130
At August 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2025	9	1,008,258	1,012,500	(4,242)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	5	569,596	572,031	(2,435)
Total unrealized depreciation						(6,677)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	11

DWS Multi-Asset Moderate Allocation Fund
please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$10,683,316	$—	$—	$10,683,316
Equity — Exchange-Traded Funds	3,101,099	—	—	3,101,099
Fixed Income — Bond Funds	1,430,030	—	—	1,430,030
Fixed Income — Exchange-Traded Funds	5,810,613	—	—	5,810,613
Government & Agency Obligations	—	127,465	—	127,465
Fixed Income — Money Market Funds	24,074	—	—	24,074
Derivatives (a)
Futures Contracts	4,130	—	—	4,130
Total	$21,053,262	$127,465	$—	$21,180,727

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(6,677)	$—	$—	$(6,677)
Total	$(6,677)	$—	$—	$(6,677)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Assets and Liabilities
as of August 31, 2025

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $35,535,091 and $8,069,096, respectively)	$36,958,870	$8,924,468
Investments in affiliated Underlying Funds, at value (cost $20,032,474 and $10,213,560, respectively)	23,568,033	12,252,129
Cash	162	279
Foreign currency, at value (cost $1 and $1, respectively)	1	2
Receivable for Fund shares sold	1,220	2,042
Other assets	12,236	19,749
Total assets	60,540,522	21,198,669
Liabilities
Payable for Fund shares redeemed	14,406	100
Payable for variation margin on futures contracts	3,393	3,384
Accrued management fee	1,764	—
Accrued Trustees' fees	1,107	677
Other accrued expenses and payables	112,825	83,351
Total liabilities	133,495	87,512
Net assets, at value	$60,407,027	$21,111,157
Net Assets Consist of
Distributable earnings (loss)	9,279,803	2,469,476
Paid-in capital	51,127,224	18,641,681
Net assets, at value	$60,407,027	$21,111,157
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	13

Statements of Assets and Liabilities as of August 31, 2025 (continued)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A
Net assets applicable to shares outstanding	26,422,499	14,651,153
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,948,083	1,905,635
Net Asset Value and redemption price per share	$13.56	$7.69
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$14.39	$8.16
Class C
Net assets applicable to shares outstanding	1,034,533	822,549
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	76,345	107,088
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.55	$7.68
Class S
Net assets applicable to shares outstanding	32,949,995	5,637,455
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,433,428	734,355
Net Asset Value, offering and redemption price per share	$13.54	$7.68
The accompanying notes are an integral part of the financial statements.

14	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Operations
for the year ended August 31, 2025

Investment Income	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income:
Dividends	$1,508,893	$341,634
Income distributions from affiliated Underlying Funds	506,099	194,935
Total income	2,014,992	536,569
Expenses:
Management fee	62,143	21,665
Administration fee	59,013	20,433
Services to shareholders	102,704	38,089
Distribution and service fees	75,154	43,735
Custodian fee	6,197	5,699
Audit fee	48,830	48,155
Legal fees	11,071	10,563
Tax fees	7,629	7,629
Reports to shareholders	22,476	20,364
Registration fees	46,011	48,953
Trustees' fees and expenses	3,496	2,233
Other	14,444	5,633
Total expenses before expense reductions	459,168	273,151
Expense reductions	(80,270)	(127,174)
Total expenses after expense reductions	378,898	145,977
Net investment income	1,636,094	390,592
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	15

Statements of Operations for the year ended August 31, 2025 (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$6,537,926	$4,330,596
Sale of non-affiliated Underlying Funds	(479,640)	(174,876)
Capital gain distributions from affiliated Underlying Funds	37,814	30,441
Futures	(240,848)	(85,993)
Forward foreign currency contracts	(7,896)	(2,649)
Foreign currency	(182)	(10)
	5,847,174	4,097,509
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	(4,339,266)	(3,115,781)
Non-affiliated Underlying Funds	192,629	143,528
Futures	(96,003)	(42,276)
Forward foreign currency contracts	7,843	2,631
Foreign currency	(8,085)	(220)
	(4,242,882)	(3,012,118)
Net gain (loss)	1,604,292	1,085,391
Net increase (decrease) in net assets resulting from operations	$3,240,386	$1,475,983
The accompanying notes are an integral part of the financial statements.

16	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Statements of Changes in Net Assets
DWS Multi-Asset Conservative Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$1,636,094	$1,755,756
Net realized gain (loss)	5,847,174	62,820
Change in net unrealized appreciation (depreciation)	(4,242,882)	6,003,066
Net increase (decrease) in net assets resulting from operations	3,240,386	7,821,642
Distributions to shareholders:
Class A	(1,387,462)	(1,130,730)
Class C	(44,324)	(33,392)
Class S	(1,776,388)	(1,552,240)
Total distributions	(3,208,174)	(2,716,362)
Fund share transactions:
Proceeds from shares sold	1,921,575	3,109,407
Reinvestment of distributions	3,105,302	2,628,547
Payments for shares redeemed	(8,676,101)	(10,311,959)
Net increase (decrease) in net assets from Fund share transactions	(3,649,224)	(4,574,005)
Increase (decrease) in net assets	(3,617,012)	531,275
Net assets at beginning of period	64,024,039	63,492,764
Net assets at end of period	$60,407,027	$64,024,039
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	17

Statements of Changes in Net Assets  (continued)

DWS Multi-Asset Moderate Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$390,592	$434,661
Net realized gain (loss)	4,097,509	1,155,795
Change in net unrealized appreciation (depreciation)	(3,012,118)	1,716,246
Net increase (decrease) in net assets resulting from operations	1,475,983	3,306,702
Distributions to shareholders:
Class A	(4,234,519)	(847,737)
Class C	(265,143)	(42,165)
Class S	(1,662,826)	(344,967)
Total distributions	(6,162,488)	(1,234,869)
Fund share transactions:
Proceeds from shares sold	2,286,307	1,717,974
Reinvestment of distributions	6,118,480	1,222,743
Payments for shares redeemed	(4,078,862)	(5,132,883)
Net increase (decrease) in net assets from Fund share transactions	4,325,925	(2,192,166)
Increase (decrease) in net assets	(360,580)	(120,333)
Net assets at beginning of period	21,471,737	21,592,070
Net assets at end of period	$21,111,157	$21,471,737

The accompanying notes are an integral part of the financial statements.

18	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Financial Highlights
DWS Multi-Asset Conservative Allocation Fund — Class A
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.55	$12.49	$12.34	$15.27	$13.97
Income (loss) from investment operations:
Net investment income[a]	.34	.34	.29	.25	.17
Net realized and unrealized gain (loss)	.36	1.25	.11	(2.08)	1.67
Total from investment operations	.70	1.59	.40	(1.83)	1.84
Less distributions from:
Net investment income	(.37 )	(.27 )	(.25 )	(.26 )	(.22 )
Net realized gains	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(.69 )	(.53 )	(.25 )	(1.10)	(.54 )
Net asset value, end of period	$13.56	$13.55	$12.49	$12.34	$15.27
Total Return (%)[b,c,d]	5.41	13.07	3.37	(12.89)	13.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	28	27	29	35
Ratio of expenses before expense reductions (%)[e]	.88	.88	.86	.81	.79
Ratio of expenses after expense reductions (%)[e]	.75	.62	.73	.65	.67
Ratio of net investment income (%)	2.57	2.66	2.33	1.83	1.20
Portfolio turnover rate (%)	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	19

DWS Multi-Asset Conservative Allocation Fund — Class C
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.54	$12.48	$12.33	$15.26	$13.95
Income (loss) from investment operations:
Net investment income[a]	.24	.24	.19	.15	.07
Net realized and unrealized gain (loss)	.36	1.26	.12	(2.09)	1.67
Total from investment operations	.60	1.50	.31	(1.94)	1.74
Less distributions from:
Net investment income	(.27 )	(.18 )	(.16 )	(.15 )	(.11 )
Net realized gains	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(.59 )	(.44 )	(.16 )	(.99 )	(.43 )
Net asset value, end of period	$13.55	$13.54	$12.48	$12.33	$15.26
Total Return (%)[b,c,d]	4.63	12.23	2.59	(13.55)	12.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1
Ratio of expenses before expense reductions (%)[e]	1.73	1.73	1.72	1.62	1.61
Ratio of expenses after expense reductions (%)[e]	1.50	1.37	1.48	1.40	1.42
Ratio of net investment income (%)	1.81	1.89	1.56	1.07	.48
Portfolio turnover rate (%)	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund — Class S
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$13.53	$12.47	$12.32	$15.25	$13.95
Income (loss) from investment operations:
Net investment income[a]	.37	.37	.32	.29	.21
Net realized and unrealized gain (loss)	.36	1.25	.11	(2.09)	1.66
Total from investment operations	.73	1.62	.43	(1.80)	1.87
Less distributions from:
Net investment income	(.40 )	(.30 )	(.28 )	(.29 )	(.25 )
Net realized gains	(.32 )	(.26 )	—	(.84 )	(.32 )
Total distributions	(.72 )	(.56 )	(.28 )	(1.13)	(.57 )
Net asset value, end of period	$13.54	$13.53	$12.47	$12.32	$15.25
Total Return (%)[b,c]	5.69	13.38	3.63	(12.68)	13.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	35	35	39	48
Ratio of expenses before expense reductions (%)[d]	.62	.63	.61	.55	.53
Ratio of expenses after expense reductions (%)[d]	.50	.37	.48	.40	.42
Ratio of net investment income (%)	2.82	2.93	2.60	2.08	1.45
Portfolio turnover rate (%)	92	53	36	70	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	21

DWS Multi-Asset Moderate Allocation Fund — Class A
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.16	$9.22	$8.99	$11.26	$9.78
Income (loss) from investment operations:
Net investment income[a]	.15	.19	.18	.17	.09
Net realized and unrealized gain (loss)	.33	1.28	.30	(1.44)	1.81
Total from investment operations	.48	1.47	.48	(1.27)	1.90
Less distributions from:
Net investment income	(.22 )	(.18 )	(.13 )	(.21 )	(.08 )
Net realized gains	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(2.95)	(.53 )	(.25 )	(1.00)	(.42 )
Net asset value, end of period	$7.69	$10.16	$9.22	$8.99	$11.26
Total Return (%)[b,c,d]	7.17	16.55	5.61	(12.45)	20.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	15	15	15	19
Ratio of expenses before expense reductions (%)[e]	1.33	1.36	1.34	1.24	1.18
Ratio of expenses after expense reductions (%)[e]	.73	.62	.65	.60	.74
Ratio of net investment income (%)	1.82	1.99	2.06	1.71	.86
Portfolio turnover rate (%)	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Moderate Allocation Fund — Class C
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.13	$9.20	$8.97	$11.23	$9.75
Income (loss) from investment operations:
Net investment income[a]	.09	.12	.12	.10	.01
Net realized and unrealized gain (loss)	.34	1.27	.30	(1.44)	1.81
Total from investment operations	.43	1.39	.42	(1.34)	1.82
Less distributions from:
Net investment income	(.15 )	(.11 )	(.07 )	(.13 )	(.00 )*
Net realized gains	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(2.88)	(.46 )	(.19 )	(.92 )	(.34 )
Net asset value, end of period	$7.68	$10.13	$9.20	$8.97	$11.23
Total Return (%)[b,c,d]	6.41	15.57	4.82	(13.08)	19.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2
Ratio of expenses before expense reductions (%)[e]	2.20	2.19	2.15	2.05	1.95
Ratio of expenses after expense reductions (%)[e]	1.48	1.36	1.40	1.35	1.48
Ratio of net investment income (%)	1.08	1.23	1.35	.99	.11
Portfolio turnover rate (%)	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	23

DWS Multi-Asset Moderate Allocation Fund — Class S
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.15	$9.21	$8.99	$11.25	$9.78
Income (loss) from investment operations:
Net investment income[a]	.17	.21	.20	.19	.12
Net realized and unrealized gain (loss)	.34	1.29	.29	(1.42)	1.80
Total from investment operations	.51	1.50	.49	(1.23)	1.92
Less distributions from:
Net investment income	(.25 )	(.21 )	(.15 )	(.24 )	(.11 )
Net realized gains	(2.73)	(.35 )	(.12 )	(.79 )	(.34 )
Total distributions	(2.98)	(.56 )	(.27 )	(1.03)	(.45 )
Net asset value, end of period	$7.68	$10.15	$9.21	$8.99	$11.25
Total Return (%)[b,c]	7.49	16.87	5.77	(12.13)	20.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	6	6	7
Ratio of expenses before expense reductions (%)[d]	1.06	1.10	1.09	1.00	.94
Ratio of expenses after expense reductions (%)[d]	.48	.37	.40	.35	.49
Ratio of net investment income (%)	2.08	2.24	2.29	1.94	1.10
Portfolio turnover rate (%)	135	52	38	67	39

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund”  or collectively as “Funds” ) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds” ) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds” ). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.”  Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Fund’s financial statements and are available upon request.
Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	25

results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

26	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	27

of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.
From November 1, 2024 through August 31, 2025, DWS Multi-Asset Moderate Allocation Fund elects to defer net post-October losses of $486,914, composed of $109,538 of net long-term realized capital gain and $596,452 of net short-term realized capital loss. These losses are treated as arising in the fiscal year ending August 31, 2026.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and net investment losses. The Funds may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each

28	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.
At August 31, 2025, the DWS Multi-Asset Conservative Allocation Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$578,406
Undistributed long-term capital gains	$4,296,381
Net unrealized appreciation (depreciation) on investments	$4,405,463
At August 31, 2025, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $56,121,440. The net unrealized appreciation for all investments based on tax cost was $4,405,463. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,130,751 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $725,288.
In addition, during the years ended August 31, 2025 and August 31, 2024, the tax character of distributions paid to shareholders by DWS Multi-Asset Conservative Allocation Fund is summarized as follows:
	Years Ended August 31,
	2025	2024
Distributions from ordinary income*	$1,839,970	$1,460,906
Distributions from long-term capital gains	$1,368,204	$1,255,456

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
At August 31, 2025, the DWS Multi-Asset Moderate Allocation Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$176,040
Net unrealized appreciation (depreciation) on investments	$2,780,569
At August 31, 2025, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $18,396,028. The net unrealized appreciation for all investments based on tax cost was $2,780,569. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,897,545 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $116,976.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	29

In addition, during the years ended August 31, 2025 and August 31, 2024, the tax character of distributions paid to shareholders by DWS Multi-Asset Moderate Allocation Fund is summarized as follows:
	Years Ended August 31,
	2025	2024
Distributions from ordinary income*	$644,968	$423,207
Distributions from long-term capital gains	$5,517,520	$811,662

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended August 31, 2025, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are

30	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of August 31, 2025 is included in the tables following the Funds' Investment Portfolios. For the year ended August 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,478,000 to $11,397,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $1,675,000 to $3,697,000 for DWS Multi-Asset Moderate Allocation Fund. For the year ended August 31, 2025, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $438,000 to $8,106,000 for DWS Multi-Asset Conservative Allocation Fund and from approximately $425,000 to $3,158,000 for DWS Multi-Asset Moderate Allocation Fund.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended August 31, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	31

There were no open forward currency contracts as of August 31, 2025. For the year ended August 31, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $632,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $214,000 for DWS Multi-Asset Moderate Allocation Fund. For year ended August 31, 2025, the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $632,000 for DWS Multi-Asset Conservative Allocation Fund and from $0 to approximately $214,000 for DWS Multi-Asset Moderate Allocation Fund.
The following tables summarize the value of the Fund’s derivative instruments held as of August 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

DWS Multi-Asset Conservative Allocation Fund
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$10,261
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Multi-Asset Moderate Allocation Fund
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$1,080
Interest Rate Contracts (a)	3,050
$4,130
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

32	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

DWS Multi-Asset Conservative Allocation Fund
Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(20,032)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS Multi-Asset Moderate Allocation Fund
Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(6,677)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the year ended August 31, 2025 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

DWS Multi-Asset Conservative Allocation Fund
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$42,880	$42,880
Interest Rate Contracts (a)	—	(274,205)	(274,205)
Foreign Exchange Contracts (a)	(7,896)	(9,523)	(17,419)
	$(7,896)	$(240,848)	$(248,744)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	33

DWS Multi-Asset Moderate Allocation Fund
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$17,439	$17,439
Interest Rate Contracts (a)	—	(100,241)	(100,241)
Foreign Exchange Contracts (a)	(2,649)	(3,191)	(5,840)
	$(2,649)	$(85,993)	$(88,642)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively
DWS Multi-Asset Conservative Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(102,561)	$(102,561)
Interest Rate Contracts (a)	—	6,558	6,558
Foreign Exchange Contracts (a)	7,843	—	7,843
	$7,843	$(96,003)	$(88,160)
Each of the above derivatives is located in the following Statements of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
DWS Multi-Asset Moderate Allocation Fund
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(45,797)	$(45,797)
Interest Rate Contracts (a)	—	3,521	3,521
Foreign Exchange Contracts (a)	2,631	—	2,631
	$2,631	$(42,276)	$(39,645)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

34	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, each Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the year ended August 31, 2025, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.102% and 0.103% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.
The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At August 31, 2025, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund.
For the period from September 1, 2024 through November 30, 2024, for DWS Multi-Asset Conservative Allocation Fund and from September 1, 2024 through September 30, 2024 for DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	.95%	1.06%
Class C	1.70%	1.81%
Class S	.70%	.81%
For the period from December 1, 2024 through September 30, 2025, for DWS Multi-Asset Conservative Allocation Fund and from October 1, 2024 through September 30, 2025, for DWS Multi-Asset Moderate Allocation Fund, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	35

Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.03%	1.03%
Class C	1.78%	1.78%
Class S	.78%	.78%
Effective October 1, 2025 through September 30, 2026, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds ’total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses,taxes, brokerage and interest expense) as a percentage of average daily net assets as follows:
	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	.97%	.99%
Class C	1.72%	1.74%
Class S	.72%	.74%
For the year ended August 31, 2025, fees waived and/or expenses reimbursed for each class were as follows:
DWS Multi-Asset Conservative Allocation Fund
Class A	$36,744
Class C	2,421
Class S	41,105
$80,270

DWS Multi-Asset Moderate Allocation Fund
Class A	$87,350
Class C	6,502
Class S	33,322
$127,174

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Each Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to DIMA or other investment advisor, incurred by the Underlying Funds and in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee (“Administration Fee” ) of 0.097% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2025, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Unpaid at August 31, 2025
DWS Multi-Asset Conservative Allocation Fund	$59,013	$4,978
DWS Multi-Asset Moderate Allocation Fund	$20,433	$1,776
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2025, the amounts charged to the Funds by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2025
DWS Multi-Asset Conservative Allocation Fund
Class A	$16,701	$2,783
Class C	793	151
Class S	30,714	5,122
	$48,208	$8,056
DWS Multi-Asset Moderate Allocation Fund
Class A	9,521	1,581
Class C	676	121
Class S	4,590	657
	$14,787	$2,359
In addition, for the year ended August 31, 2025, the amounts charged to the Funds for recordkeeping and other administrative services provided by

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	37

unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$23,520
Class C	1,717
Class S	12,168
$37,405
DWS Multi-Asset Moderate Allocation Fund
Class A	13,107
Class C	1,680
Class S	2,707
$17,494
Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2025, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2025
DWS Multi-Asset Conservative Allocation Fund
Class C	$7,639	$654
DWS Multi-Asset Moderate Allocation Fund
Class C	6,798	520
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

38	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

accounts the firms service. For the year ended August 31, 2025, the Service Fees were as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2025	Annual Rate
DWS Multi-Asset Conservative Allocation Fund
Class A	$64,996	$11,361.24%
Class C	2,519	618.25%
	$67,515	$11,979
DWS Multi-Asset Moderate Allocation Fund
Class A	34,674	7,332.24%
Class C	2,263	387.25%
	$36,937	$7,719
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2025 for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $673 and $972, respectively.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the year ended August 31, 2025, the CDSC for Class C shares for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $19 and $22 respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the year ended August 31, 2025, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders”  were as follows:
Other Service Fees	Total Aggregated	Unpaid at August 31, 2025
DWS Multi-Asset Conservative Allocation Fund	$1,093	$539
DWS Multi-Asset Moderate Allocation Fund	$1,093	$541
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	39

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. Each Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at August 31, 2025.
E.
Funds Share Transactions
DWS Multi-Asset Conservative Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	68,066	$899,937	112,528	$1,445,002
Class C	4,214	54,827	8,176	103,851
Class S	74,240	966,811	121,765	1,560,554
		$1,921,575		$3,109,407

40	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	103,711	$1,351,363	86,145	$1,100,528
Class C	3,397	44,211	2,604	33,300
Class S	131,455	1,709,728	117,307	1,494,719
		$3,105,302		$2,628,547
Shares redeemed
Class A	(305,278)	$(4,042,691)	(291,675)	$(3,701,218)
Class C	(8,927)	(118,603)	(8,679)	(112,142)
Class S	(341,560)	(4,514,807)	(508,045)	(6,498,599)
		$(8,676,101)		$(10,311,959)
Net increase (decrease)
Class A	(133,501)	$(1,791,391)	(93,002)	$(1,155,688)
Class C	(1,316)	(19,565)	2,101	25,009
Class S	(135,865)	(1,838,268)	(268,973)	(3,443,326)
		$(3,649,224)		$(4,574,005)
DWS Multi-Asset Moderate Allocation Fund
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	111,168	$916,920	136,430	$1,282,185
Class C	3,871	30,317	10,937	106,592
Class S	181,100	1,339,070	35,102	329,197
		$2,286,307		$1,717,974
Shares issued to shareholders in reinvestment of distributions
Class A	590,468	$4,192,323	90,081	$835,951
Class C	37,187	265,143	4,529	42,165
Class S	234,607	1,661,014	37,217	344,627
		$6,118,480		$1,222,743

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	41

	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(256,613)	$(2,068,504)	(382,667)	$(3,632,015)
Class C	(25,772)	(191,979)	(15,088)	(145,857)
Class S	(243,651)	(1,818,379)	(144,388)	(1,355,011)
		$(4,078,862)		$(5,132,883)
Net increase (decrease)
Class A	445,023	$3,040,739	(156,156)	$(1,513,879)
Class C	15,286	103,481	378	2,900
Class S	172,056	1,181,705	(72,069)	(681,187)
		$4,325,925		$(2,192,166)

42	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (the “Funds” ) (two of the funds constituting Deutsche DWS Asset Allocation Trust (the “Trust” )), including the investment portfolios, as of August 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	43

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 21, 2025

44	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

Tax Information (Unaudited)
DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund paid distributions of $0.30 and $2.65 per share, respectively, from net long-term capital gains during its year ended August 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designate $6,231,000 and $4,960,000, respectively, as capital gain dividends for its year ended August 31, 2025.
For corporate shareholders, 3% and 5% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2025, for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Growth Allocation Fund, respectively, qualified for the dividends received deduction.
For federal income tax purposes, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designate $2,258,000 and $624,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	45

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund”  and collectively, the “Funds” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Funds' Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Funds' performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Funds.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of

46	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing each Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.
DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	47

quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ).
DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses” ).
DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge Universe Expenses.
The Board also reviewed data comparing total (net) operating expenses of each other operational share class of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Funds and the comparable DWS Funds. The information requested by the Board as part of its review of fees and

48	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.
On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing each Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of each Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of each Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research

DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund	|	49

generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
MULTI-BFE2024

50	|	DWS Multi-Asset Conservative Allocation Fund DWS Multi-Asset Moderate Allocation Fund

MULTI-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, each a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/30/2025